Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Deferred tax assets:
Deferred revenue	$ 44,571	$ 57,361
Employee compensation and benefits	87,204	80,312
Intangible assets, computer software and intellectual property	14,997	14,840
Tax credits, net capital and operating loss carryforwards	155,478	168,641
Other	78,114	68,073
Total deferred tax assets	380,364	389,227
Valuation allowances	(94,573)	(96,870)
Total deferred tax assets, net	285,791	292,357
Deferred tax liabilities:
Anticipated withholdings on subsidiaries' earnings	(74,419)	(66,628)
Intangible assets, computer software and intellectual property	(136,238)	(146,848)
Other	(32,736)	(26,228)
Total deferred tax liabilities	(243,393)	(239,704)
Net deferred tax assets	$ 42,398	$ 52,653